Notes Receivable	6 Months Ended
Mar. 31, 2022
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Notes receivable consisted of bank acceptance notes of $2,855,412 and $2,593,018 received from the Company’s customers as of March 31, 2022 and September 30, 2021, respectively. These notes with 3-6 months maturity dates were issued by customers to pay their payable balances to the Company and these notes were guaranteed by the banks.